Other Receivables, Net (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Other Receivables Net [Abstract]
Employee advances	$ 187,717	$ 146,717
Security deposits	2,613,631	1,539,895
Less: Allowance for doubtful accounts	(325,465)	(263,049)
Total other receivables, net	$ 2,475,883	$ 1,423,563